Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefits Losses and Loss Adjustment Expenses	$ 3,107	$ 2,948	$ 3,716
Benefits Losses and Loss Adjustment Expenses Returns Credited on International Variable Annuities	(14)	238	343
Revenues
Fee income and other	3,802	3,806	3,723
Earned premiums	234	260	377
Net investment income (loss)
Securities available-for-sale and other	2,580	2,621	2,505
Equity securities, trading	(14)	238	343
Total net investment income	2,566	2,859	2,848
Net realized capital gains (losses):
Total other-than-temporary impairment ("OTTI") losses	(196)	(712)	(1,722)
OTTI losses recognized in other comprehensive income	71	376	530
Net OTTI losses recognized in earnings	(125)	(336)	(1,192)
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings	126	(608)	316
Total net realized capital gains (losses)	1	(944)	(876)
Total revenues	6,603	5,981	6,072
Benefits, losses and expenses
Amortization of deferred policy acquisition costs and present value of future profits	474	161	3,117
Insurance operating costs and other expenses	3,048	1,750	2,009
Dividends to policyholders	17	21	12
Total benefits, losses and expenses	6,632	5,118	9,197
Income (loss) from continuing operations before income taxes	(29)	863	(3,125)
Income tax expense (benefit)	(273)	187	(1,277)
Income (loss) from continuing operations, net of tax	244	676	(1,848)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	31	(5)
Net income (loss)	244	707	(1,853)
Net income attributable to the noncontrolling interest	0	8	10
Net income (loss) attributable to Hartford Life Insurance Company	$ 244	$ 699	$ (1,863)